John Hancock

ESG Core Bond Fund

Quarterly portfolio holdings 8/31/19

Fund’s investments

As of 8-31-19 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 39.6% (Cost $24,099,058)				$25,127,779
U.S. Government 30.5%				19,363,004

U.S. Treasury
Note	1.625	02-15-26	800,000	808,531
Note	1.750	10-31-20	850,000	849,934
Note	1.750	05-15-23	250,000	252,930
Note	1.875	04-30-22	500,000	505,371
Note	1.875	07-31-22	300,000	303,668
Note	2.000	05-31-21	1,150,000	1,158,311
Note	2.000	02-15-23	500,000	509,648
Note	2.000	04-30-24	850,000	872,313
Note	2.000	02-15-25	650,000	669,576
Note	2.125	05-31-21	1,020,000	1,029,523
Note	2.125	03-31-24	600,000	618,773
Note	2.250	11-15-24	1,250,000	1,301,611
Note	2.250	08-15-27	500,000	529,238
Note	2.250	11-15-27	675,000	715,210
Note	2.375	08-15-24	1,250,000	1,307,080
Note	2.375	04-30-26	600,000	634,969
Note	2.375	05-15-27	400,000	426,594
Note	2.375	05-15-29	500,000	539,063
Note	2.500	01-31-21	750,000	758,584
Note	2.500	05-15-24	950,000	996,721
Note	2.750	02-15-24	700,000	740,086
Note	2.750	06-30-25	600,000	643,852
Note	2.750	02-15-28	450,000	495,193
Note	2.875	11-15-21	600,000	617,625
Note	2.875	05-15-28	450,000	500,783
Note	2.875	08-15-28	700,000	780,555
Note	3.125	11-15-28	700,000	797,262
U.S. Government Agency 9.1%				5,764,775

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	02-01-32	309,345	318,602
15 Yr Pass Thru	3.000	03-01-32	740,010	762,570
15 Yr Pass Thru	3.500	03-01-30	353,663	368,069
15 Yr Pass Thru	3.500	04-01-32	666,176	697,492
15 Yr Pass Thru	4.000	05-01-33	434,546	455,676
Federal National Mortgage Association
15 Yr Pass Thru	3.500	01-01-32	352,248	368,536
15 Yr Pass Thru	4.000	05-01-33	477,276	508,987
30 Yr Pass Thru	3.000	05-01-48	307,438	315,734
30 Yr Pass Thru	3.500	07-01-47	564,257	585,039
30 Yr Pass Thru	4.000	10-01-47	392,954	420,160
30 Yr Pass Thru	4.500	01-01-46	507,552	545,951
30 Yr Pass Thru	5.000	11-01-39	377,235	417,959
Collateralized mortgage obligations 2.4% (Cost $1,517,239)				$1,546,676
U.S. Government Agency 2.4%				1,546,676

Federal Home Loan Mortgage Corp.
Series K724, Class A2 (A)	3.062	11-25-23	302,000	316,138
Series K725, Class A2	3.002	01-25-24	617,000	646,701

2 JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2015-M4, Class AV2 (A)	2.509	07-25-22	276,851	$280,798
Series 2017-M10, Class AV2 (A)	2.646	07-25-24	294,000	303,039
Corporate bonds 40.5% (Cost $24,668,412)				$25,678,197
Communication services 2.3%				1,475,294

Diversified telecommunication services 1.6%
AT&T, Inc.	4.125	02-17-26	490,000	532,570
Verizon Communications, Inc.	5.150	09-15-23	445,000	500,182
Media 0.7%
Comcast Corp.	3.150	03-01-26	420,000	442,542
Consumer discretionary 1.6%				1,002,730

Hotels, restaurants and leisure 0.5%
Starbucks Corp.	3.500	03-01-28	275,000	298,973
Specialty retail 1.1%
Lowe’s Companies, Inc.	3.100	05-03-27	265,000	277,183
The Home Depot, Inc.	2.950	06-15-29	200,000	211,707
The Home Depot, Inc.	3.350	09-15-25	200,000	214,867
Consumer staples 3.0%				1,931,575

Beverages 0.8%
Diageo Capital PLC	4.828	07-15-20	235,000	240,556
PepsiCo, Inc.	2.750	03-05-22	255,000	262,038
Food products 0.6%
General Mills, Inc.	3.150	12-15-21	375,000	382,999
Household products 0.7%
Kimberly-Clark Corp.	3.200	04-25-29	200,000	219,096
The Clorox Company	3.900	05-15-28	200,000	224,414
Personal products 0.9%
The Estee Lauder Companies, Inc.	3.150	03-15-27	225,000	241,183
Unilever Capital Corp.	4.250	02-10-21	350,000	361,289
Energy 3.0%				1,915,687

Energy equipment and services 0.4%
Schlumberger Investment SA	3.650	12-01-23	250,000	264,295
Oil, gas and consumable fuels 2.6%
Enbridge, Inc.	4.000	10-01-23	270,000	285,813
Equinor ASA	2.650	01-15-24	350,000	360,353
Equinor ASA	2.900	11-08-20	200,000	202,184
Shell International Finance BV	3.250	05-11-25	300,000	318,935
Total Capital International SA	3.455	02-19-29	200,000	219,222
Total Capital SA	4.450	06-24-20	260,000	264,885
Financials 13.8%				8,761,062

Banks 8.8%
Bank of America Corp.	3.248	10-21-27	175,000	184,695
Bank of America Corp.	4.000	04-01-24	345,000	373,143
Bank of Montreal	1.900	08-27-21	250,000	250,113
BNP Paribas SA	3.250	03-03-23	430,000	447,903
Citigroup, Inc.	3.200	10-21-26	500,000	521,774
HSBC Holdings PLC	2.650	01-05-22	375,000	378,749
International Bank for Reconstruction & Development	1.125	11-27-19	550,000	548,845
JPMorgan Chase & Co.	3.300	04-01-26	695,000	732,864

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND 3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
KeyBank NA	3.300	02-01-22	250,000	$257,725
KeyCorp	2.900	09-15-20	270,000	272,236
Royal Bank of Canada	3.200	04-30-21	300,000	306,596
The PNC Financial Services Group, Inc.	3.500	01-23-24	295,000	313,425
The Toronto-Dominion Bank	1.800	07-13-21	405,000	404,048
US Bancorp	2.375	07-22-26	300,000	305,590
Westpac Banking Corp.	2.000	08-19-21	300,000	300,338
Capital markets 2.7%
Morgan Stanley	2.625	11-17-21	295,000	298,089
Morgan Stanley	3.700	10-23-24	275,000	293,757
State Street Corp.	2.550	08-18-20	250,000	251,450
The Bank of New York Mellon Corp.	3.550	09-23-21	265,000	272,901
The Goldman Sachs Group, Inc.	3.500	11-16-26	565,000	591,425
Consumer finance 0.9%
American Express Company	2.750	05-20-22	305,000	310,914
American Express Credit Corp.	2.200	03-03-20	255,000	255,123
Insurance 1.4%
Chubb INA Holdings, Inc.	2.300	11-03-20	240,000	240,958
Chubb INA Holdings, Inc.	2.875	11-03-22	250,000	257,408
Lincoln National Corp.	3.050	01-15-30	105,000	106,411
Marsh & McLennan Companies, Inc.	2.750	01-30-22	280,000	284,582
Health care 6.8%				4,293,447

Biotechnology 2.2%
AbbVie, Inc.	2.300	05-14-21	250,000	250,624
Amgen, Inc.	2.650	05-11-22	250,000	253,754
Celgene Corp.	3.250	02-20-23	320,000	332,719
GlaxoSmithKline Capital PLC	2.875	06-01-22	250,000	255,646
Novartis Capital Corp.	3.000	11-20-25	275,000	291,524
Health care equipment and supplies 0.3%
Medtronic, Inc.	3.150	03-15-22	148,000	153,031
Health care providers and services 2.6%
Anthem, Inc.	3.650	12-01-27	330,000	350,132
CVS Health Corp.	2.800	07-20-20	150,000	150,748
CVS Health Corp.	3.875	07-20-25	365,000	386,727
UnitedHealth Group, Inc.	2.875	03-15-22	296,000	302,051
UnitedHealth Group, Inc.	3.350	07-15-22	250,000	259,559
UnitedHealth Group, Inc.	3.875	12-15-28	200,000	224,536
Pharmaceuticals 1.7%
Merck & Company, Inc.	2.400	09-15-22	160,000	162,504
Merck & Company, Inc.	3.400	03-07-29	285,000	313,795
Sanofi	4.000	03-29-21	450,000	464,400
Zoetis, Inc.	3.250	02-01-23	137,000	141,697
Industrials 2.7%				1,681,473

Aerospace and defense 0.4%
Lockheed Martin Corp.	3.550	01-15-26	250,000	271,188
Air freight and logistics 0.4%
United Parcel Service, Inc.	3.050	11-15-27	215,000	226,786
Commercial services and supplies 0.4%
Waste Management, Inc.	2.400	05-15-23	225,000	228,088

4 JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 0.9%
Caterpillar, Inc.	3.400	05-15-24	300,000	$319,420
Deere & Company	2.600	06-08-22	255,000	259,789
Road and rail 0.6%
CSX Corp.	3.700	11-01-23	150,000	159,480
Union Pacific Corp.	2.750	03-01-26	210,000	216,722
Information technology 3.1%				1,948,879

Communications equipment 0.4%
Cisco Systems, Inc.	1.850	09-20-21	280,000	279,792
Semiconductors and semiconductor equipment 0.7%
Intel Corp.	3.300	10-01-21	430,000	443,314
Software 1.2%
Microsoft Corp.	2.700	02-12-25	300,000	313,582
Oracle Corp.	2.400	09-15-23	210,000	213,312
Oracle Corp.	2.500	05-15-22	220,000	223,113
Technology hardware, storage and peripherals 0.8%
Apple, Inc.	2.850	02-23-23	460,000	475,766
Materials 1.0%				634,093

Chemicals 0.8%
Eastman Chemical Company	3.600	08-15-22	240,000	247,667
Ecolab, Inc.	3.250	01-14-23	255,000	264,962
Containers and packaging 0.2%
WRKCo, Inc.	3.750	03-15-25	115,000	121,464
Real estate 1.3%				811,513

Equity real estate investment trusts 1.3%
AvalonBay Communities, Inc.	2.950	09-15-22	350,000	359,810
Boston Properties LP	3.800	02-01-24	200,000	212,688
Simon Property Group LP	3.375	10-01-24	225,000	239,015
Utilities 1.9%				1,222,444

Electric utilities 1.5%
MidAmerican Energy Company	3.100	05-01-27	275,000	292,697
NSTAR Electric Company	2.375	10-15-22	380,000	384,284
Xcel Energy, Inc.	4.000	06-15-28	250,000	278,235
Independent power and renewable electricity producers 0.4%
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	250,000	267,228
Municipal bonds 10.4% (Cost $6,357,240)				$6,568,280
City of Avondale (Arizona)	2.240	07-01-20	250,000	250,215
City of New York	2.260	03-01-22	385,000	388,307
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	450,000	468,851
Gateway School District Alleghany County (Pennsylvania)	1.887	07-15-22	325,000	324,753
Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	295,000	302,219
Kent City School District (Ohio)	5.000	12-01-20	350,000	362,233
Louisiana Public Facilities Authority	2.193	12-15-20	700,000	701,253
New Mexico Finance Authority	2.135	06-15-20	300,000	300,213
New Mexico Finance Authority	2.287	06-15-21	195,000	195,550
New York City Housing Development Corp.	2.416	05-01-24	325,000	331,100
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	354,081
Passaic Valley Water Commission (New Jersey)	2.739	12-15-25	475,000	494,423
Santa Rosa Regional Resources Authority (California)	2.900	08-01-25	200,000	210,908

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND 5

	Rate (%)	Maturity date		Par value^	Value
Tennessee State School Bond Authority	2.054	11-01-21		460,000	$462,475
Texas A&M University	3.231	05-15-27		350,000	382,379
Texas Public Finance Authority	4.000	02-01-23		215,000	229,437
Texas State University System	3.277	03-15-27		370,000	400,773
University of North Texas	3.357	04-15-27		375,000	409,110
Asset backed securities 5.7% (Cost $3,576,949)					$3,642,021
Asset backed securities 5.7%					3,642,021

American Express Credit Account Master Trust
Series 2019-1, Class A	2.870	10-15-24		1,000,000	1,029,845
BA Credit Card Trust
Series 2018-A3, Class A3	3.100	12-25-23		715,000	733,089
Citibank Credit Card Issuance Trust
Series 2018-A1, Class A1	2.490	01-20-23		755,000	762,506
Ford Credit Auto Owner Trust
Series 2016-C, Class A3	1.220	03-15-21		271,454	270,874
Series 2018-B, Class A3	3.240	04-15-23		546,000	558,218
Honda Auto Receivables Owner Trust
Series 2017-2, Class A3	1.680	08-16-21		287,983	287,489

		Yield (%)		Shares	Value
Short-term investments 1.8% (Cost $1,118,950)					$1,118,950
Money market funds 1.8%					1,118,950

JPMorgan U.S. Government Money Market Fund, Institutional Class		1.9957	(B)	1,118,950	1,118,950
Total investments (Cost $61,337,848) 100.4%					$63,681,903
Other assets and liabilities, net (0.4%)					(229,130)
Total net assets 100.0%					$63,452,773

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

(A)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(B)	The rate shown is the annualized seven-day yield as of 8-31-19.

6 JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2019, by major security category or type:

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$25,127,779	—	$25,127,779	—
Collateralized mortgage obligations	1,546,676	—	1,546,676	—
Corporate bonds	25,678,197	—	25,678,197	—
Municipal bonds	6,568,280	—	6,568,280	—
Asset backed securities	3,642,021	—	3,642,021	—
Short-term investments	1,118,950	$1,118,950	—	—
Total investments in securities	$63,681,903	$1,118,950	$62,562,953	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

7

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	468Q1	08/19
This report is for the information of the shareholders of John Hancock ESG Core Bond Fund.		10/19